Note 7 - Debt - Long-term Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Senior secured debt	$ 98,650	$ 106,999
Less: Deferred finance fees	(1,282)	(2,380)
Total long term debt net of deferred finance fees	97,368	104,619
Current portion of long term debt	7,205	5,324
Long term debt	90,163	99,295
Less: Deferred finance fees	(1,463)	0
Total Debt net of deferred finance fees	150,570	104,619
Debt Related to Vessels Held for Sale [Member]
Total long term debt net of deferred finance fees	53,202	0
ABN Bank Facility [Member]
Senior secured debt	34,955	0
Alpha Bank [Member]
Senior secured debt	36,500	0
BoComm [Member]
Senior secured debt	0	20,227
Cargill International SA [Member]
Senior secured debt	27,195	29,116
Avic International Leasing Co., Ltd [Member]
Senior secured debt	$ 54,665	$ 57,656